Defined Asset Funds(sm)

Select Series 2
Capital Appreciation
Quantitative Research

IRA Ideal!

Select Large-Cap Growth Portfolio

A Quantitative Approach To Growth Stock Investing

[Logo] Merrill Lynch

Growth 1000

The Russell 1000(R) Growth Index

The Russell 1000(R) Index is an internationally-known benchmark that measures the performance of the 1,000 largest U.S. companies by total market capitalization. The Russell 1000(R) Growth Index is a subset of the Russell 1000 that measures the performance of those Russell 1000 companies with higher price-to-book ratios, and higher forecasted growth values.

Annual Total Returns*

*This portfolio applies screening criteria to select among and reweight the Russell 1000 Growth stocks. Not only is past performance no indication of future results, Portfolio performance may differ significantly from Index returns.

Year              Russell Growth Index
                  (not any Portfolio)

1979                       23.91%
1980                       39.57
1981                      -11.31
1982                       20.46
1983                       15.98
1984                       -0.95
1985                       32.85
1986                       15.36
1987                        5.31
1988                       11.27



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1989                       35.92
1990                       -0.26
1991                       41.16
1992                        5.00
1993                        2.90
1994                        2.66
1995                       37.19
1996                       23.12
1997                       30.49
1998                       38.71
6/30/99                    10.45
Average                    17.51%

Average Annual Total Returns
(For periods ending 12/31/98)

1 Year            38.71%
3 Year            30.62
5 Year            25.70
10 Year           20.56
20 Year           17.40

When investing in established companies, the challenge for many investors is identifying stocks whose growth potential makes them worth the price. Defined Asset Funds(sm) offers you a convenient way to invest in the growth potential of leading companies with our new. . .

                        Select Large-Cap Growth Portfolio

A Quantitative Approach to Growth Stock Investing

The Select Large-Cap Growth Portfolio offers you a way to invest in a professionally selected Portfolio of large companies with the potential to provide better-than-average growth. By applying a quantitative Selection Model to stocks in the Russell 1000 Growth Index**, the Large-Cap Growth Portfolio seeks out leading companies whose potential for growth may make them worth the price. The result is a diversified Portfolio of 63 promising companies, many of which are household names.

** "Russell 1000" and "Russell 1000 Growth Index" are trademarks of Frank Russell Co., which has not sponsored, managed, sold or promoted the Portfolio.



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An Enhanced Index Strategy

The Select Large-Cap Growth Portfolio follows a disciplined "buy and hold" strategy for index enhancement. A quantitative Selection Model is applied to select stocks from the Index and determine desirable weightings.

The Selection Model

Bernard V. Tew, Ph.D., Chairman of Q.E.D. Investments, designed his quantitative model as a means for improving returns and controlling risks in equity sectors. Dr. Tew, as Portfolio Consultant for the Select Large-Cap Growth Portfolio, works together with Defined Asset Funds to apply the following stock selection process:

Define the Universe

         We begin by defining the universe of stocks. In this case, the Russell 1000 Growth Index is used for its diversification among large-cap growth stocks that are forecasted to experience better-than-average growth, relative to their prices.

Analyze the Index

         Stocks in the Russell 1000 Growth Index are then analyzed by the Portfolio Consultant for historical correlation relationships, in order to identify stocks whose prices and returns move inversely to one another. These relationships create a portfolio of stocks that complement each other, which seek to reduce volatility.

Construct an Enhanced Portfolio

         The Russell 1000 Growth Index is then sorted, stock by stock, from most attractive to least attractive. Stocks that are considered most attractive, those with the best prices relative to potential performance, are the most heavily weighted. Stocks with less attractive prices relative to potential returns are underweighted. This reweighting is designed to enhance potential return.

Rebalance the Portfolio

         Defined Asset Funds and the Portfolio Consultant plan to construct a new Portfolio each year. The selection Model will be reapplied to the Russell 1000 Growth Index to determine the weightings for a new Select Large-Cap Growth Portfolio.


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Stay with the Strategy

When the Portfolio ends, you can choose to roll your investment into a new Select Large-Cap Growth Portfolio, if available, or you can redeem your investment. Although this is a one-year investment, we suggest you continue with this Strategy for at least three to five years for potentially more consistent results.

If your investment objective should change, Defined Asset Funds offers you the flexibility to exchange your investment for certain other Defined Asset Funds Portfolios at a reduced sales charge.

                               A Defined Portfolio

                                                                        % of
Company                                                   Symbol    Portfolio***
General Electric Company                                    GE          4.90%
Microsoft Corporation                                       MSFT        4.02
Lucent Technologies, Inc.                                   LU          2.72
Cisco Systems, Inc.                                         CSCO        2.69
Wal-Mart Stores, Inc.                                       WMT         2.69
Intel Corporation                                           INTC        2.68
AT&T Corporation                                            T           2.34
Merck & Company, Inc.                                       MRK         2.22
MCI Worldcom, Inc.                                          WCOM        1.99
Coca-Cola Company                                           KO          1.97
The above 10 stocks represent 28.22% of the Portfolio.

American International Group, Inc.                          AIG         1.89
Pfizer, Inc.                                                PFE         1.83
Bristol-Myers Squibb Company                                BMY         1.82
America Online, Inc.                                        AOL         1.70
Johnson & Johnson                                           JNJ         1.67
SBC Communications, Inc.                                    SBC         1.63
Avery Dennison Corporation                                  AVY         1.51
Ecolab, Inc.                                                ECL         1.51
General Mills, Inc.                                         GIS         1.51
H.J. Heinz Company                                          HNZ         1.51
The above 20 stocks represent 44.80% of the Portfolio.

Kellogg Company                                             K           1.51
Nike, Inc.                                                  NKE         1.51
Sealed Air Corporation                                      SEE         1.51
SLM Holding Corporation                                     SLM         1.51



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Clorox Company                                              CLX         1.51
The above 25 stocks represent 52.35% of the Portfolio.
Gillette Company                                            G           1.51
McGraw-Hill Companies, Inc.                                 MHP         1.51
UST, Inc.                                                   UST         1.51
Alltel Corporation                                          AT          1.50
Anheuser-Busch Companies, Inc.                              BUD         1.50
Bestfoods                                                   BFO         1.50
General Motors Corporation                                  GM          1.50
Hershey Foods Corporation                                   HSY         1.50
Maytag Corporation                                          MYG         1.50
Ralston-Ralston Purina Group                                RAL         1.50
Safeway, Inc.                                               SWY         1.50
Sara Lee Corporation                                        SLE         1.50
US West, Inc.                                               USW         1.50
Wellpoint Health Networks, Inc.                             WLP         1.50
Enron Corporation                                           ENE         1.49
Kimberly-Clark Corporation                                  KMB         1.49
Quaker Oats Company                                         OAT         1.49
Servicemaster Company                                       SVM         1.49
USX-Marathon Group                                          MRO         1.49
Waste Management, Inc.                                      WMI         1.49
Albertson's, Inc.                                           ABS         1.48
Sysco Corporation                                           SYY         1.48
Estee Lauder Companies, Inc.                                EL          1.47
AES Corporation                                             AES         1.45
Procter & Gamble Company                                    PG          1.43
Philip Morris Companies, Inc.                               MO          1.33
Hewlett-Packard Company                                     HWP         1.26
Home Depot, Inc.                                            HD          1.23
Dell Computer Corporation                                   DELL        1.21
Time Warner, Inc.                                           TWX         1.07
Eli Lilly and Company                                       LLY         1.04
Schering-Plough Corporation                                 SGP         0.97
American Home Products Corporation                          AHP         0.95
Yahoo!, Inc.                                                YHOO        0.51
Corning, Inc.                                               GLW         0.33
Qualcomm, Inc.                                              QCOM        0.27
CMGI, Inc.                                                  CMGI        0.14
Pitney Bowes, Inc.                                          PBI         0.06

---------------------------
***Based on closing market price as of July 19, 1999.


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Defined Asset Funds -- Our Philosophy

At Defined Asset Funds, we are ever mindful that behind every investment dollar lies something infinitely more important -- your investment goal. This is why we offer a full range of defined investments designed to meet a variety of objectives.

We are committed to providing our investors with some of today's most attractive equity and fixed-income investments, within the convenient "buy and hold" structure of a Unit Investment Trust. For income, for growth or for total return, we believe that time in the market can be an effective strategy for growing your portfolio.

At Defined Asset Funds, we set the foundation for all of our portfolios in this way, because we too have an important goal in mind -- yours.

Defined Asset Funds

Buy With Knowledge - Hold With Confidence

Equity Investor Funds

Other Select Series

Select Ten Portfolio (DJIA)
United Kingdom Portfolio (Financial Times Index)
Institutional Holdings Portfolio
Select Growth Portfolio
Select S&P Industrial Portfolio
Select Standard & Poor's Industry Turnaround Portfolio
Select Standard & Poor's Intrinsic Value Portfolio

Concept Series

Baby Boom Economy Portfolios(sm)
Health Care Trust
Premier American Portfolio
Premier World Portfolio
Real Estate Income Fund
Tele-Global Trust
Utility Portfolio


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Index Series

S&P 500 Trust
S&P MidCap Trust

Fixed-Income Funds

Corporate Funds
Government Funds
Municipal Funds

Invest in Large-Cap Growth Today!

You can get started with just $250 for regular and retirement accounts. Call your financial professional for a free prospectus containing more complete information including sales charges, expenses and risks.

Please read it carefully before you invest or send money.

Defining Your Risks

Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.

o    There can be no assurance the Portfolio will meet its objective.

o The Portfolio is designed for investors who can assume the increased risks associated with growth investments, and may not be appropriate for investors seeking capital preservation or high current income.

o The Portfolio may be considered speculative because it is composed of growth stocks which are subject to above-average price volatility.

o The Portfolio does not reflect recommendations of any individual stocks by the Sponsor.

o The Portfolio may continue to purchase or hold stocks originally selected, even though their market value may have changed, they may no longer be included in the Index, or they may be subject to Sponsor sell recommendations.

Tax Reporting


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The proceeds received when you sell this investment will reflect the deduction of the deferred sales charge and, after the initial offering period, the charge for organization costs.

In addition, the annual statement and the relevant tax reporting forms you receive at year-end will be based on the amount paid to you, net of the deferred sales charge and the charge for organization costs, after the initial offering period. Accordingly, you should not increase the tax basis in your units by these charges.

Generally, dividends and any gains will be subject to tax each year. Net capital gains, if any, on assets held over a year may qualify for a favorable federal tax rate (currently no more than 20%) for individuals. However, on rollovers of future Portfolios, if available, investors will defer recognition of gains and losses on stocks that are transferred to the new Portfolio. Please consult your tax advisor concerning state and local taxation.

Defining Your Costs

First-time investors pay an initial sales charge of about 1% when they buy. In addition, all investors pay a deferred sales charge of $17.50 per 1,000 units, about 1.75%, deducted over the last ten months of the Portfolio.

                      As a % of Public Offering Price     Amount Per 1,000 Units

Initial Sales Charge             1.00%                            $10.00
Deferred Sales Charge            1.75%                            $17.50
Maximum Sales Charge             2.75%                            $27.50
Estimated Annual Expenses
(as a % net assets)              0.239%                           $2.37
Estimated Organization Costs                                      $2.63

If you sell your units before the termination date, the remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities, from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial sales charge will be waived. You will only pay the deferred sales charge.

Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.


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Amount Purchased        Total Sales Charge as a % of
                        Public Offering Price

Less than $50,000                2.75%
$50,000 to $99,999               2.50%
$100,000 to $249,999             2.00%
$250,000 to $999,999             1.75%
$1,000,000 or more               1.00%


The information in this brochure is not complete and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where their offer or sale is not permitted.

[logo] Printed on Recycled Paper                                32764BR-7/99

(C)1999 Merrill Lynch, Pierce, Fenner & Smith Incorporated.  Member SIPC.


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